SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Operating Lease, Liability1		$ 24
Finance Lease, Right-of-Use Asset		$ 3
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.60%
Defined benefit plan, final years of service	5 years
Right-of-use assets	$ 18	$ 24	$ 24
Employee Stock Option
Disclosure of detailed information about property, plant and equipment [line items]
Vesting period	5 years
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	20 years
Minimum | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	2 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	40 years
Maximum | Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life or depreciation rate of property, plant and equipment	25 years